Goodwill (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Business Combination Segment Allocation [Line Items]
Foreign exchange differences	$ (1)	$ (1)
Goodwill
Metallic Parts [Member]
Business Combination Segment Allocation [Line Items]
Goodwill, Gross		317
Impairment		(317)
Electronic Products [Member]
Business Combination Segment Allocation [Line Items]
Goodwill, Gross	393	393
Impairment	$ (392)	$ (392)